Consolidated Income Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Profit (loss) [abstract]
Interest and similar income	£ 3,001	£ 2,977
Interest expense and similar charges	(1,190)	(1,055)
Net interest income	1,811	1,922
Fee and commission income	584	609
Fee and commission expense	(204)	(200)
Net fee and commission income	380	409
Net trading and other income	121	182
Total operating income	2,312	2,513
Operating expenses before credit impairment losses, provisions and charges	(1,283)	(1,215)
Credit impairment losses	(91)	(48)
Provisions for other liabilities and charges	(33)	(186)
Total credit impairment losses, provisions and charges	(124)	(234)
Profit before tax	905	1,064
Tax on profit	(256)	(323)
Profit after tax for the period	649	741
Attributable to:
Equity holders of the parent	637	730
Non-controlling interests	12	11
Profit after tax for the period	£ 649	£ 741